Summary of Significant Accounting Policies - Schedule of Property and Equipment at Cost Less Accumulated Depreciation (Details)	Oct. 31, 2024
Summary of Significant Accounting Policies - Schedule of Property and Equipment at Cost Less Accumulated Depreciation (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the lease term or estimated useful lives
Transportation Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment at Cost Less Accumulated Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment at Cost Less Accumulated Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Office and Electronic Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment at Cost Less Accumulated Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment at Cost Less Accumulated Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	33 years
Maximum [Member] | Office and Electronic Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment at Cost Less Accumulated Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years